December 30, 2009

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Eagle Capital Appreciation Fund
File Nos. 002-98634 and 811-04338
Post-Effective Amendment No. 36
Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Eagle Capital Appreciation Fund (“Trust”) is Post-Effective Amendment No. 36 to the Trust’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) reflect the amendments made to the Form N-1A by the U.S. Securities and Exchange Commission; and (2) update other information and make other non-material changes to the Trust’s prospectus and statement of additional information.  The Trust will file by subsequent amendment its financial statements for the fiscal year ended October 31, 2009.

The Trust requests that this filing be made effective March 1, 2010, pursuant to Rule 485(a)(1) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours, /s/ Francine J. Rosenberger Francine J. Rosenberger

Attachments

cc:	Stephen G. Hill Susan L. Walzer
Eagle Asset Management, Inc.